Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Current Asset [Abstract]
Schedule of prepaid expenses and other current assets
	As of December 31,
	2019	2020
	RMB	RMB
Advances to suppliers(i)	41,890	63,513
Prepaid VAT	48,175	53,399
Rental deposit, current	10,295	7,825
Staff advances	5,418	4,791
Prepaid consulting expenses	1,099	3,848
Short-term construction deposits	4,744	2,838
Prepaid short-term rent	2,724	3,104
Interest receivable	726	490
Receivables from third-party payment platform	1,266	378
Others	19,493	23,215
Total	135,830	163,401

(i)	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, as well as prepayment to construction and design suppliers.